S000056045 [Member] Expense Example - AMG Yacktman Global Fund	Dec. 31, 2025 USD ($)
Class N
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 115
Expense Example, with Redemption, 3 Years	385
Expense Example, with Redemption, 5 Years	675
Expense Example, with Redemption, 10 Years	1,501
Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	95
Expense Example, with Redemption, 3 Years	322
Expense Example, with Redemption, 5 Years	568
Expense Example, with Redemption, 10 Years	$ 1,272